Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and welfare	335,012	261,599
Payable for advertisement	304,954	254,264
Balance of users’ virtual accounts	120,935	127,520
Other tax payables	55,872	53,974
Accrued professional services and related service fee	68,825	52,566
VAT payable	29,975	29,930
Others	70,300	74,982

Total	985,873	854,835